Schedule of Selling and Marketing expenses (Details) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Selling And Marketing Expenses
Professional fees		$ 15,000	$ 87,750	$ 67,500	$ 327,309
Bad debts	4,513	142,000	4,513	142,000
Advertising and marketing expenses	80,676	29,332	192,271	45,705	85,227
Total selling and marketing expenses	$ 85,189	$ 186,332	$ 284,534	$ 255,205	$ 412,536